Provisions	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Provisions
23.	PROVISIONS
This item includes the amounts estimated to face a liability of probable occurrence, which if occurring, would originate a loss for the Bank.
The changes in provisions during the fiscal years ended on December 31, 2023 and 2022 are as follow:

Composition	Amounts at beginning of fiscal year	Increases	Decreases		Monetary effects	12/31/2023
			Reversals	Charge off
For administrative, disciplinary and criminal penalties	1,559				(1,059)	500
Letters of credits, guarantees and other commitments (1)	2,403,512	1,877,415		146,042	(1,958,230)	2,176,655
Commercial claims in progress	1,540,253	2,990,634		608,307	(1,101,988)	2,820,592
Labor lawsuits	829,484	1,679,270		1,025,267	(850,033)	633,454
Pension funds - reimbursement	1,614,617	2,336,602		1,066,804	(1,665,080)	1,219,335
Other	2,293,034	3,558,224	158,539	1,591,020	(2,139,299)	1,962,400

Total provisions	8,682,459	12,442,145	158,539	4,437,440	(7,715,689)	8,812,936

Composition	Amounts at beginning of fiscal year	Increases	Decreases		Monetary effects	12/31/2022
			Reversals	Charge off
For administrative, disciplinary and criminal penalties	3,027				(1,468)	1,559
Letters of credits, guarantees and other commitments (1)	2,141,809	1,860,374			(1,598,671)	2,403,512
Commercial claims in progress	1,926,181	1,120,189		385,040	(1,121,077)	1,540,253
Labor lawsuits	1,306,582	1,762,742		1,507,674	(732,166)	829,484
Pension funds - reimbursement	644,573	1,734,279		74,249	(689,986)	1,614,617
Other	4,008,305	2,733,617		1,687,512	(2,761,376)	2,293,034

Total provisions	10,030,477	9,211,201		3,654,475	(6,904,744)	8,682,459

(1)	These amounts correspond to the ECL calculated for contingent transactions, which are mentioned in Note 4.
The expected terms to settle these obligations are as follows:

Composition	12/31/2023		12/31/2023	12/31/2022
	Within 12 months	Over 12 months
For administrative, disciplinary and criminal penalties		500	500	1,559
Letters of credits, guarantees and other commitments (1)	2,176,655		2,176,655	2,403,512
Commercial claims in progress (2)	1,513,027	1,307,565	2,820,592	1,540,253
Labor lawsuits	354,211	279,243	633,454	829,484
Pension funds - reimbursement	672,026	547,309	1,219,335	1,614,617
Other	776,102	1,186,298	1,962,400	2,293,034

Total	5,492,021	3,320,915	8,812,936	8,682,459

(1)	These amounts correspond to the ECL calculated for contingent transactions, which are mentioned in Note 4.
(2)	See also Note 50.2.
In the opinion of the Bank’s Management and its legal counsel, there are no other significant effects other than those disclosed in these consolidated Financial Statements, the amounts and settlement terms of which have been recognized based on the current value of such estimates, considering the probable settlement date thereof.